BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations1 [Abstract]
Schedule of Information Related to Business Combinations
The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2021 the consideration was fully settled. As of December 31, 2020 included 1,145 as Other financial liabilities current.
The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2020 the consideration was fully settled.
The fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878

(a) As of December 31, 2021 and 2020 included 210 and 138 as Other financial liabilities current, respectively, and 202 and 397 as Other financial liabilities non-current, respectively.
The fair value of the consideration for Grupo ASSA acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	28,774
Working capital adjustment	(2,493)
Contingent consideration	12,283	(a)
Installment payment	16,131
Total consideration	54,695

(a) As of December 31, 2021 included 13,865, as Other financial liabilities current, net of the indemnification asset as explained in note 26.22. As of December 31, 2020 included 11,218, the net of the contingent consideration and its remeasurement plus interest accrued, as Other financial liabilities current, and 13,343 as Other financial liabilities non-current (installment payment plus interest accrued net of the indemnification asset as explained in note 26.21).
The fair value of the consideration for Xappia acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	4,136
Working capital adjustment	(149)
Contingent consideration	3,868	(a)
Installment payment	3,402
Total consideration	11,257

(a) As of December 31, 2021 and 2020 included 2,478 and 4,761 as Other financial liabilities current, respectively, and 966 and 2,382 as Other financial liabilities non-current, respectively.
The fair value of the consideration for Giant Monkey Robot acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	5,370
Contingent consideration	4,374	(a)
Total consideration	9,744

(a) As of December 31, 2021 and 2020 included 3,343 and 2,467 as Other financial liabilities current, respectively, and as of December 31, 2020, 1,924 as Other financial liabilities non-current.
The fair value of the consideration for BlueCap acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	93,951
Contingent consideration	22,557	(a)
Installment payment	33,036
Total consideration	149,544

(a) As of December 31, 2021 included 28,203 and 25,341 as Other financial liabilities current and non-current, respectively. As of December 31, 2020, included 55,593 as Other financial liabilities non-current.
The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	32,551
Contingent consideration	14,236	(a)
Installment payment	2,096
Total consideration	48,883

(a) As of December 31, 2021, included 8,594 and 7,199 as Other financial liabilities current and non-current, respectively.
The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	12,853
Working capital adjustment	404
Contingent consideration	6,838	(a)
Installment payment	2,152
Total consideration	22,247

(a) As of December 31, 2021, included as 3,365 and 3,278 as Other financial liabilities current and non-current, respectively.
The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	53,424
Total consideration	53,424
The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	2,000
Working capital adjustment	67
Contingent consideration	2,090	(a)
Installment payments	1,639
Total consideration	5,796

(a) As of December 31, 2021, included as 1,503 and 2,316 as Other financial liabilities current and non-current, respectively.
The preliminary fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	66,900
Working capital adjustment	(1,727)
Installment payments	1,727
Contingent consideration	12,207	(a)
Total consideration	79,107

(a) As of December 31, 2021, included as 12,207 as Other financial liabilities non-current.
As of December 31, 2021 and 2020, the fair values of the assets acquired, liabilities assumed and goodwill, of CloudShiftGroup Limited, Hybrido Worldwide S.L., Walmeric Soluciones S.L, Atix Labs and the preliminary fair values of the assets acquired, liabilities assumed and goodwill of Navint Group determined at the date of acquisition in the business combinations are as follows:

	2021 acquisitions
	Cloudshift	Habitant	Walmeric	Atix Labs	Navint

Current Assets
Cash and cash equivalents	6,373	713	6,913	228	2,377
Investments	—	—	113	—	—
Trade receivables	3,803	4,719	3,963	474	4,760
Other receivables	90	322	108	256	341

Non current assets
Other receivables	—	48	44	—	516
Other financial assets	—	—	2	—	—
Property and equipment	337	634	57	21	730
Intangibles(1)	299	1,907	8,824	495	2,679
Deferred tax	922	—	—	—	—
Goodwill (2)	39,037	19,206	43,903	4,954	72,413

Current liabilities
Trade and other payables	(845)	(2,849)	(2,540)	(238)	(1,252)
Tax liabilities	(486)	(432)	(734)	(204)	(256)
Payroll and social security	(235)	(499)	(1,027)	(133)	(2,531)
Other liabilities	(412)	(1)	—	—	—
Borrowings	—	(176)	(25)	—	—

Non current liabilities
Deferred tax liabilities	—	(434)	(2,103)	(57)	(670)
Borrowings	—	(911)	(1,426)	—	—

Non-controlling interest	—	—	(2,648)	—	—

Total consideration	48,883	22,247	53,424	5,796	79,107

	2020 acquisitions
	Grupo ASSA	Bluecap	Other Acquisitions

Current Assets
Cash and cash equivalents	3,486	9,944	2,153
Investments	—	6,258	8
Trade receivables	11,228	2,046	2,585
Other receivables	4,046	3,218	454
Indemnification asset	2,970	—	—

Non current assets
Other receivables	207	—	—
Property and equipment	838	384	243
Intangibles(1)	11,277	34,093	4,931
Right-of-use asset	513	—	—
Deferred tax	1,771	—	37
Goodwill (2)	63,682	126,059	14,731

Current liabilities
Trade and other payables	(4,259)	—	(341)
Tax liabilities	(8,085)	(6,491)	(897)
Payroll and social security	(6,453)	(17,444)	(1,670)
Borrowings	(10,390)	—	—

Non current liabilities
Deferred tax liabilities	(2,849)	(8,523)	(1,233)
Lease liabilities	(584)	—	—
Borrowings	(3,579)	—	—
Contingencies	(9,124)	—	—

Total consideration	54,695	149,544	21,001

(1)As of December 31, 2021 and 2020, the amount of 11,701 and 42,703 have been allocated to customer relationships, respectively, and 2,402 and 7,598 as other intangibles, respectively.
(2)As of December 31, 2021 and 2020, 179,513 and 204,472 , are not deductible for tax purposes, respectively.
Schedule of Outstanding Balances of Financial Liabilities
Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2021 and 2020 are as follows:

	As of December 31, 2021		As of December 31, 2020
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Avanxo	—	—	1,145	—
BI Live	210	202	138	397
Grupo ASSA	13,865	—	11,218	13,343
Xappia	2,478	966	4,761	2,382
Giant Monkey Robot	3,343	—	2,467	1,924
Bluecap	28,203	25,341	—	55,593
Cloudshift	8,594	7,199	—	—
Hybrido Worldwide	3,365	3,278	—	—
Put option on minority interest of Walmeric	—	15,423	—	—
Atix Labs	1,503	2,316	—	—
Navint	—	12,207	—	—
Total	61,561	66,932	19,729	73,639

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534
Others	—	—	35

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	69,597
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	63,886	—	49,184
Put option on minority interest of Walmeric	—	—	15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity instruments	—	10,478	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

Schedule of Reconciliation of Changes in Goodwill
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2021	2020
Cost
Balance at beginning of year	392,760	188,538
Additions related to new acquisitions (note 26.18)	179,513	204,472
Translation	(73)	17
Measurement period adjustment	759	(267)
Balance at end of year	572,959	392,760

Schedule of Effect of Offsetting on Acquisition

	As of December 31, 2021
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,748	2,883	13,865

	As of December 31, 2020
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,313	2,970	13,343